Schedule of Investments (unaudited) October 31, 2020	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.6%

Utilities — 0.6%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$1,930	$2,303,397

New Jersey — 118.6%

Corporate — 3.4%
New Jersey Economic Development Authority, RB
Series A, (NPFGC), 5.25%, 07/01/25(a)	415	505,320
Series A, AMT, 5.63%, 11/15/30	1,730	1,776,364
Series B, AMT, 5.63%, 11/15/30	5,000	5,137,500
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,810	1,877,133
3.50%, 04/01/42	1,355	1,404,810
Series A, AMT, 2.20%, 10/01/39(b)	2,130	2,244,509

		12,945,636

County/City/Special District/School District — 14.3%
City of Bayonne New Jersey, Refunding GO
(BAM), 5.00%, 07/01/33	1,565	1,870,535
(BAM), 5.00%, 07/01/35	2,425	2,886,962
City of Margate City New Jersey, Refunding GO, 5.00%, 01/15/21(c)	3,470	3,502,826
County of Middlesex New Jersey, Refunding COP, 5.00%, 10/15/31	2,840	3,397,890
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/49	465	512,291
Essex County Improvement Authority, Refunding RB
(GTD, NPFGC), 5.50%, 10/01/28	4,540	6,119,557
(GTD, NPFGC), 5.50%, 10/01/29	8,505	11,703,305
Ewing Township Board of Education, GO
4.00%, 07/15/38	1,190	1,348,853
4.00%, 07/15/39	1,090	1,232,038
Hudson County Improvement Authority, RB, 4.00%, 10/01/51	700	807,639
Mercer County Improvement Authority, RB, 5.00%, 09/01/40	2,480	2,933,542
Monmouth County Improvement Authority, RB
Series B, (GTD), 4.00%, 12/01/37	500	594,660
Series B, (GTD), 4.00%, 12/01/38	510	605,013
Monroe Township Board of Educationddlesex County, Refunding GO, 5.00%, 03/01/25(c)	2,750	3,292,712
New Jersey Economic Development Authority, RB, Series B, AMT, 6.50%, 04/01/31	4,590	4,836,483
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	4,750	5,182,345
Union County Improvement Authority, RB, (GTD), 5.00%, 05/01/42	2,320	2,456,323
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 5.25%, 12/01/31	670	702,864

		53,985,838

Education — 17.5%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	950	1,012,092
New Jersey Economic Development Authority, RB
6.00%, 10/01/33	4,675	5,143,482
Series A, 5.00%, 07/01/27(d)	330	350,734
Series A, 5.13%, 11/01/29(d)	150	161,864
Series A, 5.25%, 07/01/37(d)	1,030	1,079,584

Security	Par (000)	Value

Education (continued)
New Jersey Economic Development Authority, RB (continued)
Series A, 5.00%, 07/01/38	$160	$174,840
Series A, 6.25%, 11/01/38(d)	440	492,580
Series A, 5.00%, 07/01/47	440	404,540
Series A, 5.38%, 07/01/47(d)	1,685	1,746,368
Series A, 5.00%, 12/01/48	4,475	4,992,937
Series A, 5.00%, 06/15/49(d)	970	1,025,969
Series A, 5.00%, 07/01/50	410	438,733
Series A, 6.50%, 11/01/52(d)	2,490	2,765,792
Series A, 5.00%, 06/15/54(d)	730	767,573
Series A, 5.25%, 11/01/54(d)	1,805	1,736,609
New Jersey Economic Development Authority, Refunding RB (AGM), 5.00%, 06/01/37	2,280	2,642,702
Series A, 4.25%, 09/01/27(d)	210	218,581
Series A, 5.63%, 08/01/34(d)	630	660,442
Series A, 5.00%, 09/01/37(d)	805	839,188
Series A, 5.88%, 08/01/44(d)	1,070	1,114,041
Series A, 6.00%, 08/01/49(d)	555	578,049
Series A, 5.13%, 09/01/52(d)	1,700	1,734,102
New Jersey Educational Facilities Authority, RB
Series A, 5.00%, 07/01/45	1,075	1,235,981
Series C, (AGM), 3.25%, 07/01/49	475	482,790
Series C, (AGM), 4.00%, 07/01/50	400	436,236
New Jersey Educational Facilities Authority, Refunding RB
Series A, (BAM), 5.00%, 07/01/28	915	1,094,203
Series A, 5.00%, 07/01/44	10,960	12,048,766
Series A, 4.00%, 07/01/47	955	979,037
Series B, 5.00%, 07/01/42	690	727,198
Series D, 5.00%, 07/01/38	500	538,745
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/22	915	993,022
Sub-Series C, AMT, 4.00%, 12/01/48	1,450	1,474,650
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.75%, 12/01/29	2,585	2,683,644
Sub-Series C, AMT, 3.63%, 12/01/49	1,925	1,899,224
New Jersey Institute of Technology, RB
Series A, 5.00%, 07/01/22(c)	2,455	2,646,097
Series A, 5.00%, 07/01/40	3,000	3,427,260
Series A, 5.00%, 07/01/45	4,500	5,089,410

		65,837,065

Health — 8.8%
Camden County Improvement Authority, Refunding RB, 5.00%, 02/15/34	590	646,628
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	555	601,614
5.00%, 01/01/39	555	593,362
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	1,685	1,973,843
4.00%, 07/01/44	2,755	3,079,043
Series A, 5.50%, 07/01/43	2,400	2,643,792
New Jersey Health Care Facilities Financing Authority, Refunding RB
6.00%, 07/01/21(c)	4,090	4,244,684
5.00%, 07/01/34	860	1,021,654

1

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued)
5.00%, 07/01/39	$2,530	$2,962,099
4.00%, 07/01/41	1,400	1,539,146
Series A, 5.63%, 07/01/21(c)	6,990	7,235,805
Series A, 6.00%, 07/01/21(c)	900	934,020
Series A, 4.00%, 07/01/43	1,635	1,761,827
Series A, 5.00%, 07/01/43	3,305	3,783,663

		33,021,180

Hotels, Restaurants & Leisure — 0.0%
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(e)(f)	2,350	47,000

Housing — 2.5%
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, 4.00%, 11/01/48	305	326,658
Series A, 4.10%, 11/01/53	180	192,287
Series D, AMT, 4.25%, 11/01/37	1,260	1,360,309
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	2,630	2,924,954
Series E, 2.25%, 10/01/40	1,365	1,317,430
Series E, 2.40%, 10/01/45	1,050	1,015,234
Newark Housing Authority Scholarship Foundation A New Jersey Non, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,250,760

		9,387,632

State — 35.8%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	2,280	2,332,577
5.25%, 11/01/44	12,000	12,200,640
Garden State Preservation Trust, RB, CAB(g)
Series B, (AGM), 0.00%, 11/01/23	1,460	1,417,499
Series B, (AGM), 0.00%, 11/01/26	6,000	5,490,660
Series B, (AGM), 0.00%, 11/01/27	4,000	3,564,840
Series B, (AGM), 0.00%, 11/01/28	4,540	3,909,258
New Jersey Economic Development Authority, RB
4.00%, 06/15/49	2,380	2,447,497
Series A, (NPFGC), 5.25%, 07/01/25	3,450	3,958,013
Series B, 5.00%, 06/15/35	3,750	4,282,837
Series B, 5.00%, 06/15/43	2,235	2,508,095
Series EEE, 5.00%, 06/15/43	4,450	4,993,745
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/15/22	3,690	3,883,946
5.00%, 06/15/26	1,250	1,306,513
5.00%, 06/15/28	975	1,016,096
5.00%, 06/15/29	2,260	2,351,937
4.00%, 07/01/46	2,255	2,523,232
Series GG, 5.25%, 09/01/27	4,295	4,358,008
Sub-Series A, 5.00%, 07/01/33	1,175	1,300,690
Sub-Series A, 4.00%, 07/01/34	1,270	1,314,793
New Jersey Educational Facilities Authority, RB, Series A, 5.00%, 09/01/32	4,000	4,358,880
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/42	6,885	7,120,260
Series AA, 5.00%, 06/15/38	9,490	10,142,343
Series AA, 5.50%, 06/15/39	8,205	8,812,252
Series AA, 5.25%, 06/15/41	5,000	5,444,650

Security	Par (000)	Value

State (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series B, 5.00%, 06/15/33	$1,110	$1,274,802
Series B, 5.25%, 06/15/36	8,500	8,697,795
Series BB, 4.00%, 06/15/50	2,690	2,757,654
New Jersey Transportation Trust Fund Authority, RB, CAB(g)
Series C, (AGM), 0.00%, 12/15/32	5,250	3,745,665
Series C, (AMBAC), 0.00%, 12/15/35	4,140	2,430,553
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	1,000	1,053,380
Series A, 5.00%, 12/15/32	3,530	4,064,371
Series A, 5.00%, 12/15/35	905	1,032,315
Series A, 5.00%, 12/15/36	500	568,785
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/48	7,620	8,113,547

		134,778,128

Tobacco — 6.9%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	7,000	8,065,190
Series A, 5.25%, 06/01/46	1,595	1,865,464
Sub-Series B, 5.00%, 06/01/46	14,375	16,231,531

		26,162,185

Transportation — 25.9%
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.00%, 01/01/31	1,000	1,103,580
AMT, 5.38%, 01/01/43	15,780	17,366,995
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/37	2,750	2,942,940
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.50%, 06/15/21(c)	8,330	8,594,727
Series A, 6.00%, 06/15/21(c)	11,440	11,844,518
Series A, 5.00%, 06/15/30	2,000	2,290,260
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/31	5,540	6,306,681
New Jersey Turnpike Authority, RB
Series A, 5.00%, 07/01/22(c)	7,015	7,560,988
Series A, 5.00%, 01/01/35	1,060	1,261,464
Series A, 4.00%, 01/01/48	2,000	2,229,600
Series E, 5.00%, 01/01/45	720	810,245
New Jersey Turnpike Authority, Refunding RB
Series A, 5.00%, 01/01/22(c)	1,000	1,054,600
Series B, 5.00%, 01/01/34	1,150	1,399,009
Series G, 4.00%, 01/01/43	1,445	1,600,020
Port Authority of New York & New Jersey, ARB
Consolidated, 93rd Series, 6.13%, 06/01/94	5,000	5,817,050
Consolidated, 218th Series, AMT, 4.00%, 11/01/34	3,285	3,730,807
Consolidated, 218th Series, AMT, 4.00%, 11/01/47	4,970	5,452,388
Consolidated, 221st Series, AMT, 4.00%, 07/15/45	2,165	2,392,412
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 166th Series, 5.25%, 07/15/36	8,500	8,574,970
Consolidated, 172nd Series, AMT, 5.00%, 10/01/34	2,500	2,635,450
Consolidated, 206th Series, AMT, 5.00%, 11/15/47	1,525	1,763,556
South Jersey Transportation Authority, RB, Series A, 5.00%, 11/01/45	575	677,476

		97,409,736

Utilities — 3.5%
Passaic Valley Sewerage Commission, Refunding RB Series J, (AGM),
3.00%, 12/01/40	920	980,444

2

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Passaic Valley Sewerage Commission, Refunding RB (continued)
Series J, (AGM), 3.00%, 12/01/41	$940	$998,242
Series J, (AGM), 3.00%, 12/01/42	965	1,021,511
Series J, (AGM), 3.00%, 12/01/43	985	1,039,155
Series J, (AGM), 3.00%, 12/01/44	1,005	1,056,868
Series J, (AGM), 3.00%, 12/01/45	1,030	1,081,026
Rahway Valley Sewerage Authority, RB, CAB(g)
Series A, (NPFGC), 0.00%, 09/01/31	6,000	4,945,500
Series A, (NPFGC), 0.00%, 09/01/33	2,650	2,049,696

		13,172,442

Total Municipal Bonds in New Jersey		446,746,842

New York — 5.2%

Transportation — 5.2%
Port Authority of New York & New Jersey, ARB
6.00%, 12/01/42	4,580	4,593,282
Series 6, AMT, (NPFGC), 5.75%, 12/01/22	3,800	3,809,234
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	250	258,263
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	1,365	1,584,465
Port Authority of New York & New Jersey, Refunding RB
Consolidated, 200th Series, 5.00%, 09/01/36	2,495	3,080,402
Consolidated, 212th Series, 4.00%, 09/01/37	5,635	6,425,421

Total Municipal Bonds in New York		19,751,067

Pennsylvania — 1.2%

Transportation — 1.2%
Delaware River Port Authority, RB, 5.00%, 01/01/40	4,000	4,414,040

Puerto Rico — 6.4%

State — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,225	2,332,556
Series A-1, Restructured, 5.00%, 07/01/58	9,254	9,841,999
Series A-2, Restructured, 4.33%, 07/01/40	1,131	1,164,172
Series A-2, Restructured, 4.78%, 07/01/58	2,028	2,129,177
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(g)	4,385	1,260,951

		16,728,855

Tobacco — 0.4%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	760	775,055
5.63%, 05/15/43	790	797,600

		1,572,655

Utilities — 1.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	2,995	3,039,955

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB (continued)
Series A, Senior Lien, 5.13%, 07/01/37	$855	$867,979
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series A, Senior Lien, 6.00%, 07/01/38	1,980	1,983,386

		5,891,320

Total Municipal Bonds in Puerto Rico		24,192,830

Total Municipal Bonds — 132.0% (Cost: $466,862,830)		497,408,176

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New Jersey — 26.0%

Corporate(i) — 5.1%
New Jersey Economic Development Authority, Refunding RB
AMT, 3.00%, 08/01/41	7,879	7,960,096
AMT, 3.00%, 08/01/43	11,331	11,448,228

		19,408,324

County/City/Special District/School District — 8.3%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	2,560	2,996,403
Union County Utilities Authority, Refunding RB
Series A, 5.00%, 06/15/41	6,981	7,158,538
Series A, AMT, 5.25%, 12/01/31	20,310	21,306,205

		31,461,146

Education — 3.0%
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(c)	10,000	11,163,900

Health — 1.6%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/47	5,555	6,052,394

State — 4.1%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	5,460	6,836,247
New Jersey Economic Development Authority, Refunding RB, Series NN, 5.00%, 03/01/29(i)	8,017	8,545,697

		15,381,944

Transportation — 3.9%
New Jersey Turnpike Authority, RB, Series A, 5.00%, 07/01/22(c)(i)	13,520	14,572,262

Total Municipal Bonds in New Jersey		98,039,970

3

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 4.5%

Transportation — 4.5%
Port Authority of New York & New Jersey, Refunding ARB, AMT, Consolidated, 169th Series, 5.00%, 10/15/41	$16,255	$16,791,921

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.5% (Cost: $109,527,700)		114,831,891

Total Long-Term Investments — 162.5% (Cost: $576,390,530)		612,240,067

	Shares

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	541,437	541,491

Total Short-Term Securities — 0.1% (Cost: $541,545)		541,491

Total Investments — 162.6% (Cost: $576,932,075)		612,781,558

Other Assets Less Liabilities — 1.9%		7,065,570

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.8)%		(63,387,052)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.7)%		(179,697,738)

Net Assets Applicable to Common Shares — 100.0%		$376,762,338

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Zero-coupon bond.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between January 1, 2022 to February 1, 2037, is $25,936,359.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$4,006,566	$—	$(3,464,880	)(a)	$2,186	$(2,381)	$541,491	541,437	$64	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	129	12/21/20	$17,830	$98,587
U.S. Long Treasury Bond	39	12/21/20	6,726	82,977

				$181,564

4

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$497,408,176	$—	$497,408,176
Municipal Bonds Transferred to Tender Option Bond Trusts	—	114,831,891	—	114,831,891
Short-Term Securities
Money Market Funds	541,491	—	—	541,491

	$541,491	$612,240,067	$—	$612,781,558

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$181,564	$—	$—	$181,564

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(63,367,567)	$—	$(63,367,567)
VRDP Shares at Liquidation Value	—	(180,000,000)	—	(180,000,000)

	$—	$(243,367,567)	$—	$(243,367,567)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

Portfolio Abbreviation (continued)

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

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